Employee Defined Benefit Plans - Pension Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Allocated expenses	$ 2	$ 2	$ 2
Postretirement Healthcare Plans
Defined Benefit Plan Disclosure [Line Items]
Allocated expenses	3	4	6
International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Aggregated projected benefit obligation	5	2
Net periodic pension cost	3	$ 1	$ 1
Gross benefit payments in 2020 through 2024	$ 3